Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carryforwards	$ 16,295	$ 2,494
Stock-based compensation	2,861
Total deferred tax assets before valuation allowance	19,156	2,494
Valuation allowance	(19,121)	(2,397)
Total deferred tax assets	35	97
Deferred tax liabilities
Property and equipment	35	2
Prepayment and deferred income		95
Total deferred tax liabilities	35	97
Net deferred tax asset